Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related-party transactions
Schedule of related party transactions

	12/31/2017		12/31/2018
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets held for trading -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	73,593	—	—	—
Abbey National Treasury Services plc.	—	12	—	—
Other	—	2	—	—
Financial assets at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	—	—	69,178	—
Other	—	—	—	9
Other financial assets at fair value through profit or loss -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	—	—	13,127	—
Loans and advances to customers -
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	2,090	—	2,178
Other	—	—	—	—
Available for sale financial assets -
Of which -
Grupo Financiero Santander México, S.A.B. de C.V.	—	248	—	—
Financial assets at amortized cost -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	—	—	3,472	—
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	—	—	1,296
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	—	—	1,745
Key management personnel	—	—	—	2,430
Loans and receivables -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	997	—	—	—
Banco Santander Rio, S.A.	—	194	—	—
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	1,176	—	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	1,674	—	—
Key management personnel	—	3,666	—	—
Other intangible assets -
Of which -
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	2,811	—	3,403
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	533	—	864
Ingeniería de Software Bancario, S.L.	—	443	—	—
Santander Back-Offices Globales Mayoristas, S.A.	—	74	—	78
Santander Brasil Tecnologia, S.A (formerly Isban Brasil, S.A.)	—	11	—	11
Other assets -
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	21	—	—
Abbey National Treasury Services plc	—	76	—	—
Zurich Santander Seguros México, S.A.	—	1,053	—	1,108
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	156	—	153
Other	—	12	—	63

	12/31/2017		12/31/2018
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities held for trading -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	43,827	—	—	—
Banco Santander International	—	25	—	—
Abbey National Treasury Services plc.	—	75	—	—
Short positions -
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	5,002	—	—
Financial liabilities at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	—	—	37,082	—
Banco Santander International	—	—	—	3
Other	—	—	—	2
Other financial liabilities at fair value through profit or loss -
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	19,333	—	9,270
Banco S3 México, S.A., Institución de Banca Múltiple	—	1,651	—	—
Grupo Financiero Santander México, S.A.B. de C.V.	—	71	—	—
Other	—	5	—	17
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	32,559	—	34,525	—
Other	—	75	—	87
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	21,738	—	28,109	—
Grupo Financiero Santander México, S.A.B. de C.V.	—	9,831	—	—
Customer deposits -
Of which-
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	515	—	—
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	145	—	153
Grupo Financiero Santander México, S.A.B. de C.V.	—	176	—	—
Santander Global Facilities, S.A. de C.V.	—	620	—	335
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	179	—	49
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	406	—	377
Santander Capital Structuring, S.A. de C.V.	—	186	—	379
Other(*)	—	234	—	1,350
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	1,182	—	969	—
Other	—	15	—	11
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	1,366	—	686	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	59	—	37
Santander Global Facilities, S.A. de C.V.	—	—	—	408
Other	—	66	—	56
Other liabilities -
Of which -
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	43
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	409	—	128
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	184	—	—
Santander Back-offices Globales Mayorista, S.A.	—	18	—	—
Ingenieria de Software Bancario, S.L.	—	75	—	—
Other	—	4	—	4

(*)As of December 31, 2017 and 2018, includes 52 million pesos and 1,112 million pesos, respectively, related to key management personnel transactions.

	2016		2017		2018
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income -
Of which -
Banco Santander, S.A. (Spain)	5	—	—	—	144	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	52	—	86	—	107
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	57	—	95	—	127
Santander Capital Structuring, S.A. de C.V.	—	—	—	—	—	120
Other	—	2	—	93	—	1
Interest expenses and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,275	—	1,440	—	1,765	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	1,316	—	1,449	—	1,824
Grupo Financiero Santander México, S.A.B. de C.V.	—	9	—	16	—	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	12	—	44
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	9	—	7	—	7
Santander Global Facilities, S.A. de C.V.	—	11	—	28	—	32
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	24	—	28	—	—
Other	—	9	—	35	—	45
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	6	—	7	—	6	—
Santander Investment Securities Inc.	—	—	—	10	—	6
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	—	—	—	—	292
Zurich Santander Seguros México, S.A.	—	4,165	—	4,219	—	4,645
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,647	—	1,585	—	1,564
Other	—	16	—	9	—	—
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	19	—	15	—	2	—
Santander Global Facilities, S.A. de C.V.	—	—	—	15	—	—
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	—	—	—	—	60
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	41	—	—	—	—
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	52	—	66	—	16
Santander Investment Securities Inc.	—	62	—	—	—	—
Other	—	11	—	—	—	8
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	24,211	—	(4,346)	—	2,145	—
Abbey National Treasury Services plc.	—	(280)	—	(739)	—	56
Other	—	(44)	—	19	—	19
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	52	—	46	—	44
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	—	—	28	—	113
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	—	—	—	—	62
Other	—	39	—	10	—	29

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	—	—	66	—	335	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	1,663	—	1,601	—	1,804
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	178	—	188	—	—
Santander Global Facilities, S.A. de C.V.	—	206	—	366	—	517
Ingeniería de Software Bancario, S.L.	—	151	—	165	—	—
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	52		53	—	54
Santander Back-offices Globales Mayorista, S.A.	—	26		61	—	47
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	54	—	—	—	88
Geoban, S.A.	—	78	—	77	—	75
Aquanima México, S. de R.L. de C.V.	—	43	—	45	—	53
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	110	—	119	—	7
Other	—	49	—	34	—	34